Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leases
9. Leases
9.1
Right-of-use
assets

TCHF	Building	Equipment	Total
Historical cost
January 1, 2021	—	—	—

Business combination	2,548	151	2,699
Disposal	—	(11)	(11)
Foreign exchange difference	(10)	(1)	(11)
December 31, 2021	2,538	139	2,677

Addition	—	549	549
Foreign exchange difference	(9)	(2)	(11)
December 31, 2022	2,529	686	3,215

Accumulated depreciation
January 1, 2021	—	—	—

Depreciation	(147)	(33)	(180)
Foreign exchange difference	—	1	1
December 31, 2021	(147)	(32)	(179)

Depreciation	(292)	(105)	(397)
Foreign exchange difference	3	—	3
December 31, 2022	(436)	(137)	(573)

Carrying amount
at December 31, 2021	2,391	107	2,498
at December 31, 2022	2,093	549	2,642

The Group leases various assets, including office equipment, laboratory equipment, cars, and office buildings in Switzerland, the U.S., Italy, and Germany. The remaining expected lease terms for these assets range between 2 years and 10 years. Except for office and laboratory equipment, the Group does not have an option to purchase the assets at the end of the lease term.
9.2 Maturity of lease liabilities

TCHF	December 31, 2022	December 31, 2021
< 1 year	444	331
1-5 years	1,455	1,161
> 5 years	777	1,031

Total	2,676	2,523

9.3 Amounts recognized in profit or loss

TCHF	December 31, 2022	December 31, 2021
Lease expense for short-term and low value leases	182	27
Depreciation expense on right-of-use assets (note 27)	392	180
Interest expense on lease liabilities (note 28)	33	17
9.4 Further information on leases
The Group has no material,
non-cancellable
commitment for short-term lease. In 2022, the cash outflow for leases amounted to TCHF 390 (2021: TCHF 185).